BORROWINGS	12 Months Ended
Dec. 31, 2025
BORROWINGS
BORROWINGS

14. BORROWINGS

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
Short‑term borrowings	288,280	207,717
Long‑term borrowings	—	182,917
Total	288,280	390,634

As of December 31, 2025, all borrowings outstanding at December 31, 2024 had been fully paid off upon maturity.

In January 2025, the Group entered into a 363-day unsecured borrowing arrangement of RMB122.2 million with a bank at a fixed borrowing rate of 2.48%. RMB23.3 million, RMB3.9 million, RMB22.8 million, RMB3.9 million, RMB22.8 million and RMB45.6 million were scheduled to be paid off on March 31, 2025, June 30, 2025, July 12, 2025, December 31, 2025, January 12, 2026 and January 25, 2026, respectively. As of December 31, 2025, RMB68.3 million was still outstanding.

In May 2025, the Group entered into a 360-day unsecured borrowing arrangement of RMB35.3 million with a bank at a fixed borrowing rate of 2.38%. RMB8.8 million, RMB8.8 million and RMB17.7 million were scheduled to be paid off on June 30, 2025, December 31, 2025 and May 25, 2026, respectively. As of December 31, 2025, RMB17.7 million was still outstanding.

In May 2025, the Group entered into a 36-month property-specific construction credit agreement to access a line of credit facility. The credit agreement provides for a revolving credit facility of up to RMB400.0 million with RMB121.7 million outstanding as of December 31, 2025. Borrowings under the credit agreement are due within one year and bear interest at one-year LPR (Loan Prime Rate) minus 89 basis points. The land use right for Beihaojia’s property under development in Shanghai has been pledged to secure the credit facility.

14. BORROWINGS (Continued)

In March 2025, the Group entered into a 60-month property-specific construction credit agreement to access a line of credit facility. The credit agreement provides for a revolving credit facility of up to RMB350.0 million and no funds had been drawn down under this credit facility as of December 31, 2025. Borrowings under the credit agreement bear interest at one-year LPR (Loan Prime Rate) minus 55 basis points. A land use right in Hangzhou has been pledged for the credit facility.

In May 2025, the Group entered into a 24-month property-specific construction credit agreement to access a line of credit facility. The credit agreement provides for a revolving credit facility of up to RMB600.0 million with RMB182.9 million outstanding as of December 31, 2025. Borrowings under the credit agreement bear interest at one-year LPR (Loan Prime Rate) minus 86 basis points. The land use right for Beihaojia’s property under development in Chengdu has been pledged to secure the credit facility.